Cash and cash equivalents and short-term financial assets - Cash and cash equivalents (Details) SFr in Thousands	Jun. 30, 2023 CHF (SFr) SFr / $	Dec. 31, 2022 CHF (SFr) SFr / $	Jun. 30, 2022 CHF (SFr) SFr / $	Dec. 31, 2021 CHF (SFr)
Cash and cash equivalents [Abstract]
Cash and cash equivalents | SFr	SFr 40,007	SFr 31,586	SFr 63,147	SFr 82,216
Translation rate into CHF | SFr / $	0.908	0.933	0.965